Non-Mineral Leases - Balance Sheet (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment Gross		$ 97,746,000,000	$ 110,597,000,000
Accumulated depreciation, depletion and amortization		55,477,000,000	64,899,000,000
Property, Plant and Equipment, Net		42,269,000,000	45,698,000,000
Short-term debt		105,000,000	112,000,000
Long-term debt		14,790,000,000	14,856,000,000
Finance Lease, Liability Total		720,000,000
Prepaid expenses and other current assets		2,259,000,000	575,000,000
Other assets (leases)		2,426,000,000	1,344,000,000
Other Liabilities, Current		2,045,000,000	1,259,000,000
Operating Lease, Liability		932,000,000
Previously Reported [Member]
Property Plant And Equipment Gross			1,044,000,000
Accumulated depreciation, depletion and amortization			550,000,000
Property, Plant and Equipment, Net			494,000,000
Short-term debt			79,000,000
Long-term debt			698,000,000
Finance Lease, Liability Total			777,000,000
Accounting Standards Update 2016-02 [Member]
Property Plant And Equipment Gross		1,039,000,000
Accumulated depreciation, depletion and amortization		649,000,000
Property, Plant and Equipment, Net	[1]	390,000,000
Prepaid expenses and other current assets		40,000,000
Other assets (leases)		$ 896,000,000
Accounting Standards Update 2016-02 [Member] | Restatement Adjustment [Member]
Operating Lease, Right-of-Use Asset			998,000,000
Operating Lease, Liability, Current			998,000,000
Operating Lease, Liability			$ 998,000,000

[1]	* Includes proportionately consolidated finance lease assets (net of accumulated depreciation, depletion and amortization) of $ 335 million.